Description of Business and Basis of Presentation - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Description of Business and Basis of Presentation [Line Items]
Net loss	[1]	$ 117,741	$ 113,926	$ 20,765
Net cash used in operating activities		27,720	$ 17,330	$ 14,069
Major Business Combination [Member]
Disclosure Of Description of Business and Basis of Presentation [Line Items]
Cash acquired from business acquisiton		$ 168,000

[1]	Attributable to Ordinary equity holders of the parent.